SCHEDULE OF PURCHASE PRICE OF ACQUISITION (Parenthetical) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 02, 2022
Restructuring Cost and Reserve [Line Items]
Property plant and equipment	$ 5,000,001	$ 5,000,001
Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Accounts receivables and other receivables			$ 600,000
Property plant and equipment			200,000
Operating lease right-of-use assets			100,000
Other assets			1,600,000
Liabilities			$ 4,100,000